Long-Term Debt (Tables)	8 Months Ended
Sep. 14, 2021
Aria Energy LLC [Member]
Long-Term Debt (Tables) [Line Items]
Schedule of long-term debt
(in thousands)	September 14, 2021	December 31, 2020
Notes payable – due October 7, 2020	$91,115	$102,831
Term Loan B – due May 2022	—	137,978
Debt origination costs	(685)	(1,385)
Total	90,430	239,424
Less: current portion of debt, net	90,430	102,831
Long-term portion	$—	$136,593